Regulatory Restrictions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Section_23A_Transaction	Dec. 31, 2012 Section_23A_Transaction	Jul. 07, 2013 Maximum [Member]	Jul. 07, 2013 Minimum [Member]	Jul. 07, 2013 Minimum [Member] Scenario, Forecast [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Percentage of legal lending limit on capital and surplus	10.00%
Legal lending limit on secured loan	$ 3,348,000
Intercompany transaction under section 23A related to lending limit to parent, number of transactions	0	0
Weighted Assets minimum capital ratios	4.00%	4.00%	6.00%		4.00%
Capital conservation ratios			2.50%	2.00%